Concentration of Risks	12 Months Ended
Dec. 31, 2018
Concentration of Risks
Concentration of Risks

3.     Concentration of Risks

(a)   Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, receivables from online payment platforms and short-term investments. As of December 31, 2017 and 2018, all of the Group’s cash and cash equivalents, restricted cash and short-term investments were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions. Receivables from online payment platforms, unsecured and denominated in RMB, derived from merchandise sales on the Group’s online marketplace to consumers, are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on the selected online payment platforms that are highly reputable and market leaders. There has been no default of payments from these online payment platforms.

(b)   Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technology; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

(i)   Business supplier risk - suppliers accounting for 10% or more of total costs were:

	For the years ended December 31,
Supplier	2017	2018
A	*	550,832
B	459,982	491,798
C	81,009	*

*     Less than 10%

(ii)  Customer risk—the success of the Group’s business going forward will rely in part on Group’s ability to continue to obtain and expand business from existing customers while also attracting new customers. No customer accounted for 10% or more of the Group’s revenues for the years ended December 31, 2016, 2017 and 2018.

(iii) Economic risk—the Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(c)   Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The (depreciation) / appreciation of the US$ against RMB was approximately 6.8%,  (5.8%) and 5.0% for the years ended December 31, 2016, 2017 and 2018, respectively. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the Company’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, and short-term investments, are denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, earnings and financial position in U.S. dollars.

(d)   Currency convertibility risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ''PBOC''). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.